UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

 THE WEITZ FUNDS
Value Fund
Partners Value
Hickory Fund
Partners III Opportunity Fund
Balanced Fund
Short-Intermediate Income Fund
Government Money Market Fund

(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600
Omaha, Nebraska 68124
(Address of principal executive offices)

Wallace R. Weitz & Company
The Weitz Funds
1125 South 103rd Street, Suite 600
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

 Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND
Schedule of Investments in Securities
December 31, 2006
(Unaudited)

	Shares	Value

COMMON STOCKS — 87.7%

Media Content and Distribution — 20.6%

Newspaper, Television, Radio and Programming — 13.4%
Liberty Media Corp. - Capital - Series A*	1,285,000	$125,904,300
The Washington Post Co. - CL B	164,060	122,323,136
News Corp. - CL A	3,500,000	75,180,000
CBS Corp. - CL B	1,409,400	43,945,092
Discovery Holding Co. - Series A*	2,480,000	39,903,200
Cumulus Media, Inc. - CL A*	1,500,000	15,585,000

		422,840,728
Cable Television — 7.2%
Comcast Corp. - CL A*	2,325,000	98,417,250
Liberty Global, Inc. - Series C*	3,435,157	96,184,396
Liberty Global, Inc. - Series A*	1,062,520	30,972,458
Adelphia Communications Corp. - CL A* #	3,535,000	35,350

		225,609,454

		648,450,182

Mortgage Services — 18.7%

Originating and Investing — 13.5%
Countrywide Financial Corp.	5,325,000	226,046,250
Redwood Trust, Inc.†	2,330,000	135,326,400
Newcastle Investment Corp.	1,100,000	34,452,000
CBRE Realty Finance, Inc.#	1,350,000	21,208,500
Opteum, Inc.	700,000	5,320,000

		422,353,150
Government Agency — 5.2%
Fannie Mae	2,084,000	123,768,760
Freddie Mac	588,700	39,972,730

		163,741,490

		586,094,640

Consumer Products and Services — 14.9%

Retailing — 12.7%
Liberty Media Corp. - Interactive - Series A*	6,205,000	133,841,850
Wal-Mart Stores, Inc.	2,760,000	127,456,800
Expedia, Inc.*	3,500,000	73,430,000
IAC/InterActiveCorp*	1,705,000	63,357,800

		398,086,450

VALUE FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Education — 2.2%
Apollo Group, Inc. - CL A*	1,750,000	$68,197,500

Consumer Goods — 0.0%
Mohawk Industries, Inc.*	21,500	1,609,490

		467,893,440

Financial Services — 13.1%

Insurance — 11.5%
Berkshire Hathaway, Inc. - CL B*	63,000	230,958,000
American International Group, Inc.	1,800,000	128,988,000

		359,946,000
Banking — 1.6%
Washington Mutual, Inc.	1,135,000	51,631,150

		411,577,150

Healthcare — Managed Care — 8.2%

UnitedHealth Group, Inc.	3,300,000	177,309,000
WellPoint, Inc.*	1,013,000	79,712,970

		257,021,970

Diversified Industries — 4.7%

Tyco International Ltd.	4,860,000	147,744,000

Telecommunications — 3.8%

Telephone and Data Systems, Inc. - Special	1,773,800	87,980,480
Telephone and Data Systems, Inc.	600,000	32,598,000

		120,578,480

Technology — 2.6%

Dell, Inc.*	3,240,000	81,291,600

Gaming, Lodging and Leisure — 1.1%

Harrah’s Entertainment, Inc.	301,100	24,906,992
Six Flags, Inc.*	1,574,500	8,250,380

		33,157,372

Total Common Stocks (Cost $1,947,394,700)		2,753,808,834

VALUE FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

SHORT-TERM SECURITIES — 12.4%

Wells Fargo Advantage Government Money Market Fund 5.3%(a)	112,606,689	$112,606,689
Milestone Treasury Obligations Portfolio 5.1%(a)	45,441,579	45,441,579
Federal Home Loan Bank Discount Note 5.269% 01/31/07(b)	$134,000,000	133,466,948
U.S. Treasury Bill 4.948% due 03/22/07(b)	100,000,000	98,947,000

Total Short-Term Securities (Cost $390,400,962)		390,462,216

Total Investments in Securities (Cost $2,337,795,662)		3,144,271,050
Other Liabilities in Excess of Other Assets — (0.1%)		(2,991,319)

Net Assets — 100%		$3,141,279,731

Net Asset Value Per Share		$40.26

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2006.

(b)	Interest rate presented represents the yield to maturity at the date of purchase.

PARTNERS VALUE FUND
Schedule of Investments in Securities December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS — 88.7%

Media Content and Distribution — 19.7%

Newspaper, Television, Radio and Programming — 13.4%
Liberty Media Corp. - Capital - Series A*	815,000	$79,853,700
The Washington Post Co. - CL B	105,540	78,690,624
News Corp. - CL A	2,300,000	49,404,000
Discovery Holding Co. - Series A*	1,844,758	29,682,156
CBS Corp. - CL B	914,000	28,498,520
Daily Journal Corp.* †	116,000	4,928,144

		271,057,144

Cable Television — 6.3%
Liberty Global, Inc. - Series C*	2,410,168	67,484,704
Liberty Global, Inc. - Series A*	491,996	14,341,683
Comcast Corp. - CL A*	1,100,000	46,563,000
Comcast Corp. - CL A Special*	14,000	586,320
Adelphia Communications Corp. - CL A* #	2,310,000	23,100

		128,998,807

		400,055,951

Consumer Products and Services — 18.3%

Retailing — 14.2%
Liberty Media Corp. - Interactive - Series A*	3,935,000	84,877,950
Wal-Mart Stores, Inc.	1,800,000	83,124,000
Expedia, Inc.*	2,250,000	47,205,000
IAC/InterActiveCorp*	1,100,000	40,876,000
Cabela’s, Inc. - CL A*	1,350,000	32,575,500

		288,658,450

Education — 2.2%
Apollo Group, Inc. - CL A*	1,150,000	44,815,500

Consumer Goods — 1.9%
Mohawk Industries, Inc.*	500,000	37,430,000

		370,903,950

Mortgage Services — 14.9%

Originating and Investing — 10.4%
Countrywide Financial Corp.	3,440,000	146,028,000
Redwood Trust, Inc.	1,100,000	63,888,000

		209,916,000

PARTNERS VALUE FUND
Schedule of Investments in Securities, Continued

	Shares	Value

Government Agency — 4.5%
Fannie Mae	1,327,000	$78,810,530
Freddie Mac	192,300	13,057,170

		91,867,700

		301,783,700

Financial Services — 13.3%

Insurance — 11.6%
Berkshire Hathaway, Inc. - CL B*	31,900	116,945,400
Berkshire Hathaway, Inc. - CL A*	300	32,997,000
American International Group, Inc.	1,200,000	85,992,000

		235,934,400
Banking — 1.7%
Washington Mutual, Inc.	745,400	33,908,246

		269,842,646

Healthcare — 9.8%

Managed Care — 8.2%
UnitedHealth Group, Inc.	2,140,000	114,982,200
WellPoint, Inc.*	647,000	50,912,430

		165,894,630

Suppliers and Distributors — 1.6%
Omnicare, Inc.	858,500	33,163,855

		199,058,485

Diversified Industries — 4.7%

Tyco International Ltd.	3,140,000	95,456,000

Telecommunications — 3.8%

Telephone and Data Systems, Inc. - Special	1,557,728	77,263,309

Technology — 2.6%

Dell, Inc.*	2,070,000	51,936,300

PARTNERS VALUE FUND
Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Gaming, Lodging and Leisure — 1.0%

Harrah’s Entertainment, Inc.	201,000	$16,626,720
Six Flags, Inc.*	564,600	2,958,504

		19,585,224

Commercial Services — 0.6%

Coinstar, Inc.*	432,900	13,233,753

Total Common Stocks (Cost $1,292,725,017)		1,799,119,318

SHORT-TERM SECURITIES — 11.1%

Wells Fargo Advantage Government Money Market Fund 5.3%(a)	121,169,660	121,169,660
Milestone Treasury Obligations Portfolio 5.1%(a)	45,526,806	45,526,806
U.S. Treasury Bill 4.948% 3/22/07(b)	$60,000,000	59,368,200

Total Short-Term Securities (Cost $226,053,132)		226,064,666

Total Investments in Securities (Cost $1,518,778,149)		2,025,183,984
Other Assets Less Other Liabilities — 0.2%		3,121,399

Net Assets — 100%		$2,028,305,383

Net Asset Value Per Share		$24.43

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2006.

(b)	Interest rate presented represents the yield to maturity at the date of purchase.

HICKORY FUND

Schedule of Investments in Securities December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS — 84.7%

Mortgage Services — 20.8%

Originating and Investing — 18.0%
Countrywide Financial Corp.	680,000	$28,866,000
Redwood Trust, Inc.	469,300	27,256,944
CBRE Realty Finance, Inc.#	450,000	7,069,500
Newcastle Investment Corp.	213,050	6,672,726

		69,865,170

Government Agency — 2.8%
Fannie Mae	180,000	10,690,200

		80,555,370

Consumer Products and Services — 18.0%

Retailing — 12.0%
Liberty Media Corp. - Interactive - Series A*	700,000	15,099,000
Cabela’s, Inc. - CL A*	450,000	10,858,500
Wal-Mart Stores, Inc.	150,000	6,927,000
AutoZone, Inc.*	50,000	5,778,000
Expedia, Inc.*	230,000	4,825,400
IAC/InterActiveCorp*	80,000	2,972,800

		46,460,700
Education — 3.7%
Apollo Group, Inc. - CL A*	200,000	7,794,000
Corinthian Colleges, Inc.*	475,600	6,482,428

		14,276,428

Consumer Goods — 2.3%
Mohawk Industries, Inc.*	120,000	8,983,200

		69,720,328

Media Content and Distribution — 13.5%

Newspaper, Television, Radio and Programming — 8.5%
Cumulus Media, Inc. - CL A*	1,387,000	14,410,930
Liberty Media Corp. - Capital - Series A*	145,000	14,207,100
CBS Corp. - CL B	145,000	4,521,100

		33,139,130
Cable Television — 5.0%
Liberty Global, Inc. - Series C*	461,852	12,931,856
Comcast Corp. - CL A Special*	150,000	6,282,000

		19,213,856

		52,352,986

HICKORY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Healthcare — 8.8%

Managed Care — 6.8%
UnitedHealth Group, Inc.	380,000	$20,417,400
WellPoint, Inc.*	75,000	5,901,750

		26,319,150

Suppliers and Distributors — 2.0%
Omnicare, Inc.	200,000	7,726,000

		34,045,150

Insurance — 7.8%

Berkshire Hathaway, Inc. - CL A*	210	23,097,900
American International Group, Inc.	100,000	7,166,000

		30,263,900

Diversified Industries — 4.3%

Tyco International Ltd.	550,000	16,720,000

Commercial Services — 3.9%

Coinstar, Inc.*	440,000	13,450,800
Convera Corp.* #	370,000	1,698,300

		15,149,100

Telecommunications — 2.8%

Telephone and Data Systems, Inc. - Special	160,000	7,936,000
Lynch Interactive Corp.* #	1,005	3,115,500

		11,051,500

Technology — 2.3%

Dell, Inc.*	350,000	8,781,500

Gaming, Lodging and Leisure — 1.8%

Six Flags, Inc.*	1,350,000	7,074,000

HICKORY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Home Builders — 0.7%

Centex Corp.(b)	50,000	$2,813,500

Total Common Stocks (Cost $269,420,350)		328,527,334

SHORT-TERM SECURITIES — 15.1%

Wells Fargo Advantage Government Money Market Fund 5.3%(a)
(Cost $58,627,200)	58,627,200	58,627,200

Total Investments in Securities (Cost $328,047,550)		387,154,534
Covered Call Options Written — (0.0%)		(221,875)
Other Assets Less Other Liabilities — 0.2%		870,730

Net Assets — 100%		$387,803,389

Net Asset Value Per Share		$39.96

	Expiration date/ Strike price	Shares subject to option	Value

COVERED CALL OPTIONS WRITTEN*

Centex Corp.	January 2007 / $50	25,000	$(165,000)
Centex Corp.	January 2007 / $55	25,000	(56,875)

Total Call Options Written (premiums received $202,494)			$(221,875)

*	Non-income producing

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2006.

(b)	Fully or partially pledged as collateral on outstanding written options.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities December 31, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.1%

Consumer Products and Services — 22.9%

Retailing — 16.8%
Cabela’s, Inc. - CL A*(b)	600,000	$14,478,000
Liberty Media Corp. - Interactive - Series A*	560,000	12,079,200
Wal-Mart Stores, Inc.	240,000	11,083,200
Expedia, Inc.*	300,000	6,294,000
AutoZone, Inc.*	50,000	5,778,000
IAC/InterActiveCorp*	100,000	3,716,000

		53,428,400
Education — 3.8%
Apollo Group, Inc. - CL A*	200,000	7,794,000
Corinthian Colleges, Inc.*	310,600	4,233,478

		12,027,478
Consumer Goods — 2.3%
Mohawk Industries, Inc.*	100,000	7,486,000

		72,941,878

Mortgage Services — 21.2%

Originating and Investing — 17.3%
Countrywide Financial Corp.	580,000	24,621,000
Redwood Trust, Inc.	419,334	24,354,919
Newcastle Investment Corp.	193,200	6,051,024

		55,026,943
Government Agency — 3.9%
Fannie Mae	209,000	12,412,510

		67,439,453
Media Content and Distribution — 16.5%

Newspaper, Television, Radio and Programming — 9.8%
Cumulus Media, Inc. - CL A*	1,187,000	12,332,930
Liberty Media Corp. - Capital - Series A*	92,000	9,014,160
The Washington Post Co. - CL B	7,000	5,219,200
CBS Corp. - CL B	150,000	4,677,000

		31,243,290

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Cable Television — 6.7%
Liberty Global, Inc. - Series C*	419,865	$11,756,220
Comcast Corp. - CL A*	230,000	9,735,900

		21,492,120

		52,735,410

Financial Services — Insurance — 10.2%

Berkshire Hathaway, Inc. - CL A*	130	14,298,700
Berkshire Hathaway, Inc. - CL B*	3,000	10,998,000
American International Group, Inc.	100,000	7,166,000

		32,462,700

Healthcare — 9.5%

Managed Care — 7.1%
UnitedHealth Group, Inc.	330,000	17,730,900
WellPoint, Inc.*	60,000	4,721,400

		22,452,300

Suppliers and Distributors — 2.4%
Omnicare, Inc.	200,000	7,726,000

		30,178,300

Commercial Services — 4.9%

Coinstar, Inc.*	370,000	11,310,900
Intelligent Systems Corp.* # †	883,999	2,828,885
Convera Corp.* #	300,000	1,377,000
Continental Resources#	700	140,000

		15,656,785

Diversified Industries — 4.7%

Tyco International Ltd.	490,000	14,896,000

Telecommunications — 2.8%

Telephone and Data Systems, Inc. - Special	180,000	8,928,000

Technology — 2.3%

Dell, Inc.*	300,000	7,527,000

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Gaming, Lodging and Leisure — 2.2%

Six Flags, Inc.*	1,350,000	$7,074,000

Home Builders — 0.9%

Centex Corp.(b)	50,000	2,813,500

Total Common Stocks (Cost $243,481,106)		312,653,026

SHORT-TERM SECURITIES — 2.2%

Wells Fargo Advantage Government Money Market Fund 5.3%(a)
(Cost $7,114,794)	7,114,794	7,114,794

Total Investments in Securities (Cost $250,595,900)		319,767,820
Due From Broker — 16.6%		52,841,832
Securities Sold Short — (16.2%)		(51,696,400)
Covered Call Options Written — (0.1%)		(441,625)
Other Liabilities in Excess of Other Assets — (0.6%)		(1,866,001)

Net Assets — 100%		$318,605,626

Net Asset Value Per Share		$11.38

SECURITIES SOLD SHORT

Ishares Russell 2000 Value	250,000	$(20,005,000)
Ishares Russell 2000	200,000	(15,616,000)
Midcap SPDR Trust Series 1	110,000	(16,075,400)

Total Securities Sold Short (proceeds $47,118,068)		$(51,696,400)

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Expiration date/ Strike price	Shares subject to option	Value

COVERED CALL OPTIONS WRITTEN*

Cabela’s, Inc. - CL A	March 2007 / $25	70,000	$(64,750)
Cabela’s, Inc. - CL A	June 2007 / $25	100,000	(155,000)
Centex Corp.	January 2007 / $50	25,000	(165,000)
Centex Corp.	January 2007 / $55	25,000	(56,875)

Total Call Options Written (premiums received $535,745)			$(441,625)

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2006.

(b)	Fully or partially pledged as collateral on outstanding written options.

BALANCED FUND

Schedule of Investments in Securities
December 31, 2006
(Unaudited)

	Shares	Value

COMMON STOCKS — 54.0%

Consumer Products and Services — 14.0%

Retailing — 8.9%
Wal-Mart Stores, Inc.	41,000	$1,893,380
Liberty Media Corp. - Interactive - Series A*	70,000	1,509,900
Cabela’s, Inc. - CL A*	60,000	1,447,800
IAC/InterActiveCorp*	25,000	929,000
AutoZone, Inc.*	7,500	866,700
Expedia, Inc.*	35,000	734,300

		7,381,080
Education — 2.8%
Apollo Group, Inc - CL A*	33,000	1,286,010
Corinthian Colleges, Inc.*	75,000	1,022,250

		2,308,260
Consumer Goods — 2.3%
Mohawk Industries, Inc.*	18,000	1,347,480
Diageo PLC - Sponsored ADR	7,500	594,825

		1,942,305

		11,631,645

Mortgage Services — 9.3%

Originating and Investing — 7.2%
Countrywide Financial Corp.	62,000	2,631,900
Redwood Trust, Inc.	32,500	1,887,600
Newcastle Investment Corp.	24,000	751,680
CBRE Realty Finance, Inc.	45,000	706,950

		5,978,130
Government Agency — 2.1%
Fannie Mae	15,500	920,545
Freddie Mac	13,000	882,700

		1,803,245

		7,781,375

Media Content and Distribution — 8.9%

Newspaper, Television, Radio and Programming — 6.2%
Liberty Media Corp. - Capital - Series A*	13,000	1,273,740
Cumulus Media, Inc. - CL A*	100,000	1,039,000
The Washington Post Co. - CL B	1,200	894,720
News Corp. - CL A	45,000	966,600
CBS Corp. - CL B	23,000	717,140
Discovery Holding Co. - Series A*	16,500	265,485

		5,156,685

BALANCED FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Cable Television — 2.7%
Liberty Global, Inc. - Series C*	46,987	$1,315,636
Comcast Corp. - CL A*	21,750	920,678

		2,236,314

		7,392,999

Healthcare — 7.6%

Managed Care — 3.9%
UnitedHealth Group, Inc.	35,000	1,880,550
WellPoint, Inc.*	17,500	1,377,075

		3,257,625
Providers — 2.1%
Pediatrix Medical Group, Inc.*	20,000	978,000
Laboratory Corporation of America Holdings*	10,500	771,435

		1,749,435
Suppliers and Distributors — 1.6%
Omnicare, Inc.	35,000	1,352,050

		6,359,110

Financial Services — 7.0%

Insurance — 5.0%
Berkshire Hathaway, Inc. - CL B*	700	2,566,200
American International Group, Inc.	22,500	1,612,350

		4,178,550
Banking — 2.0%
Citigroup, Inc.	15,000	835,500
Wells Fargo & Co.	22,000	782,320

		1,617,820

		5,796,370

Diversified Industries — 1.9%

Tyco International Ltd.	53,000	1,611,200

Commercial Services — 1.9%

Coinstar, Inc.*	52,000	1,589,640

Telecommunications — 1.2%

Telephone and Data Systems, Inc. - Special	20,000	992,000

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Technology — 1.1%

Dell, Inc.*	37,000	$928,330

Gaming, Lodging and Leisure — 1.1%

Harrah’s Entertainment, Inc.	11,000	909,920

Total Common Stocks (Cost $37,168,948)		44,992,589

CONVERTIBLE PREFERRED STOCKS — 0.8%

Six Flags, Inc. 7.25% 8/15/09 (Cost $698,995)	30,000	669,000

CORPORATE BONDS — 2.2%

Wells Fargo & Co. 4.125% 3/10/08	$600,000	592,330
The Washington Post Co. 5.5% 2/15/09	755,000	758,058
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	300,000	289,741
Harrah’s Operating Co., Inc. 5.375% 12/15/13	250,000	220,337

Total Corporate Bonds (Cost $1,897,391)		1,860,466

MORTGAGE-BACKED SECURITIES — 4.1%(c)

Federal Agency CMO and REMIC — 4.1%

Fannie Mae 4.25% 6/25/33 (0.9 years)	125,199	123,738
Freddie Mac 4.5% 7/15/27 (2.5 years)	750,000	735,282
Fannie Mae 4.5% 11/25/14 (2.7 years)	460,000	453,026
Freddie Mac 4.5% 1/15/10 (2.9 years)	750,000	737,323
Freddie Mac 5.0% 1/15/18 (3.1 years)	451,512	446,994
Freddie Mac 5.0% 8/15/17 (5.8 years)	977,028	959,660

Total Mortgage-Backed Securities (Cost $3,463,677)		3,456,023

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

TAXABLE MUNICIPAL BONDS — 0.4%

University of California 4.85% 5/15/13 (Cost $297,564)	$300,000	$292,296

U.S. TREASURY AND GOVERNMENT AGENCY — 16.7%

U.S. Treasury — 14.9%

U.S. Treasury Note 3.75% 3/31/07	500,000	498,516
U.S. Treasury Note 3.625% 6/30/07	2,000,000	1,987,188
U.S. Treasury Note 3.0% 11/15/07	300,000	294,950
U.S. Treasury Note 3.375% 2/15/08	1,250,000	1,228,565
U.S. Treasury Note 3.75% 5/15/08	1,250,000	1,231,251
U.S. Treasury Note 3.125% 10/15/08	300,000	291,434
U.S. Treasury Note 3.0% 2/15/09	400,000	385,750
U.S. Treasury Note 2.625% 3/15/09	1,500,000	1,433,965
U.S. Treasury Note 3.625% 7/15/09	500,000	486,973
U.S. Treasury Note 6.5% 2/15/10	400,000	420,328
U.S. Treasury Note 4.0% 3/15/10	1,750,000	1,713,838
U.S. Treasury Note 5.0% 2/15/11	400,000	405,125
U.S. Treasury Note 5.0% 8/15/11	500,000	507,149
U.S. Treasury Note 4.375% 8/15/12	1,000,000	985,938
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	546,360	530,908

		12,401,878
Government Agency — 1.8%

Fannie Mae 4.25% 12/21/07	400,000	396,417
Federal Home Loan Bank 3.55% 4/15/08	500,000	490,307
Freddie Mac 4.0% 4/28/09	240,000	234,981
Federal Home Loan Bank 4.16% 12/08/09	400,000	391,487

		1,513,192

Total U.S. Treasury and Government Agency (Cost $14,112,981)		13,915,070

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

SHORT-TERM SECURITIES — 22.3%

Wells Fargo Advantage Government Money Market Fund 5.3%(a)	10,653,886	$10,653,886
U.S. Treasury Bill 4.973% 3/22/07(b)	$8,000,000	7,915,760

Total Short-Term Securities (Cost $18,567,664)		18,569,646

Total Investments in Securities (Cost $76,207,220)		83,755,090
Other Liabilities in Excess of Other Assets — (0.5%)		(429,841)

Net Assets — 100%		$83,325,249

Net Asset Value Per Share		$12.16

*	Non-income producing

(a)	Rate presented represents the annualized 7-day yield at December 31, 2006.

(b)	Interest rate presented represents the yield to maturity at the date of purchase.

(c)	Number of years indicated represents estimated average life of mortgage-backed securities.

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities
December 31, 2006
(Unaudited)

	Principal amount	Value

CORPORATE BONDS — 6.6%

Century Communications Sr. Notes 9.5% 3/01/05*	$750,000	$911,250
Hilton Hotels Corp. Sr. Notes 7.95% 4/15/07	1,000,000	1,009,500
Wells Fargo & Co. 4.125% 3/10/08	1,500,000	1,480,824
Liberty Media Corp. 7.875% 7/15/09	500,000	523,912
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	375,000	362,177
Countrywide Home Loans, Inc. 4.0% 3/22/11	1,000,000	950,264
Berkshire Hathaway Finance Corp. 4.625% 10/15/13	1,000,000	962,509
Harrah’s Operating Co., Inc. 5.375% 12/15/13	750,000	661,010
Berkshire Hathaway Finance Corp. 4.85% 1/15/15	1,500,000	1,455,767

Total Corporate Bonds (Cost $8,318,765)		8,317,213

MORTGAGE-BACKED SECURITIES — 34.5%(b)

Federal Agency CMO and REMIC — 31.5%

Fannie Mae 5.5% 12/25/26 (0.2 years)	189,793	189,300
Freddie Mac 5.125% 12/15/13 (0.7 years)	1,644,876	1,637,326
Freddie Mac 5.5% 2/15/16 (0.8 years)	1,358,266	1,357,542
Fannie Mae 4.25% 6/25/33 (0.9 years)	528,341	522,175
Fannie Mae 5.0% 3/25/15 (1.1 years)	581,267	577,942
Fannie Mae 3.5% 10/25/13 (1.1 years)	1,513,915	1,484,302
Fannie Mae 4.0% 11/25/13 (1.4 years)	2,000,000	1,974,493
Fannie Mae 5.0% 9/25/27 (1.7 years)	1,242,116	1,232,020
Freddie Mac 4.0% 5/15/19 (2.0 years)	2,466,753	2,411,893
Freddie Mac 5.5% 4/15/24 (2.0 years)	2,000,000	2,002,891
Freddie Mac 4.5% 7/15/27 (2.5 years)	4,000,000	3,921,503
Freddie Mac 4.5% 1/15/10 (2.9 years)	4,250,000	4,178,163
Freddie Mac 5.5% 4/15/18 (2.8 years)	1,925,335	1,930,706
Fannie Mae 5.0% 12/25/15 (2.8 years)	4,000,000	3,956,454
Freddie Mac 5.0% 1/15/18 (3.1 years)	1,806,049	1,787,977
Freddie Mac 4.5% 12/15/15 (3.1 years)	3,000,000	2,937,481
Fannie Mae 4.5% 10/25/17 (3.3 years)	1,044,127	1,017,039
Fannie Mae 4.5% 4/25/17 (3.6 years)	3,000,000	2,924,913
Freddie Mac 4.5% 7/15/17 (4.6 years)	4,000,000	3,876,648

		39,920,768

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Federal Agency Mortgage Pass-Through — 3.0%

Fannie Mae 4.0% 8/01/13 (2.6 years)	$758,521	$734,003
Fannie Mae 4.5% 6/01/14 (3.1 years)	990,937	969,751
Fannie Mae 6.5% 6/01/18 (3.8 years)	49,183	50,604
Freddie Mac 5.0% 6/01/18 (4.0 years)	509,208	501,807
Fannie Mae 5.0% 10/01/18 (4.1 years)	1,620,551	1,597,211

		3,853,376

Total Mortgage-Backed Securities (Cost $44,443,501)		43,774,144

TAXABLE MUNICIPAL BONDS — 2.5%

Topeka, Kansas 4.5% 8/15/09	1,135,000	1,119,019
Stratford, Connecticut 6.55% 2/15/13	500,000	527,220
University of California 4.85% 5/15/13	990,000	964,577
King County, Washington 8.12% 12/01/16	500,000	521,795

Total Taxable Municipal Bonds (Cost $3,157,789)		3,132,611

U.S. TREASURY AND GOVERNMENT AGENCY — 53.7%

U.S. Treasury — 36.0%

U.S. Treasury Note 3.5% 5/31/07	2,000,000	1,988,360
U.S. Treasury Note 3.625% 6/30/07	2,000,000	1,987,188
U.S. Treasury Note 3.375% 2/15/08	3,000,000	2,948,556
U.S. Treasury Note 3.75% 5/15/08	3,000,000	2,955,003
U.S. Treasury Note 4.125% 8/15/08	2,000,000	1,978,908
U.S. Treasury Note 3.0% 2/15/09	5,000,000	4,821,880
U.S. Treasury Note 2.625% 3/15/09	3,000,000	2,867,931
U.S. Treasury Note 3.625% 7/15/09	3,000,000	2,921,838
U.S. Treasury Note 4.0% 3/15/10	10,000,000	9,793,360
U.S. Treasury Note 5.0% 8/15/11	1,500,000	1,521,445
U.S. Treasury Note 4.375% 8/15/12	5,000,000	4,929,690
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	2,185,440	2,123,634
U.S. Treasury Note 4.25% 8/15/14	5,000,000	4,855,080

		45,692,873

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Government Agency — 17.7%

Federal Home Loan Bank 2.45% 3/23/07	$2,000,000	$1,988,170
Fannie Mae 4.25% 12/21/07	2,000,000	1,982,086
Federal Home Loan Bank 3.55% 4/15/08	3,095,000	3,034,997
Fannie Mae 4.08% 6/06/08	4,000,000	3,942,884
Freddie Mac 4.0% 4/28/09	240,000	234,981
Freddie Mac 3.25% 7/09/09	1,000,000	960,325
Federal Home Loan Bank 4.16% 12/08/09	1,500,000	1,468,077
Fannie Mae 4.125% 4/28/10	2,000,000	1,952,374
Freddie Mac 4.125% 6/16/10	1,000,000	975,703
Freddie Mac 5.5% 9/15/11	1,000,000	1,023,440
Fannie Mae 4.375% 7/17/13	2,000,000	1,929,318
Freddie Mac 5.0% 11/13/14	3,000,000	3,008,523

		22,500,878

Total U.S. Treasury and Government Agency (Cost $69,252,100)		68,193,751

CONVERTIBLE PREFERRED STOCKS — 0.6%

Six Flags, Inc. 7.25% 8/15/09 (Cost $814,492)	35,000	780,500

SHORT-TERM SECURITIES — 0.6%

Wells Fargo Advantage Government Money Market Fund 5.3%(a)
(Cost $797,457)	797,457	797,457

Total Investments in Securities (Cost $126,784,104)		124,995,676
Other Assets Less Other Liabilities — 1.5%		1,947,048

Net Assets — 100%		$126,942,724

Net Asset Value Per Share		$11.37

*	Non-income producing – issuer in default.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2006.

(b)	Number of years indicated represents estimated average life of mortgage-backed securities.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments in Securities
December 31, 2006
(Unaudited)

	Principal amount or shares	Value

U.S. TREASURY AND GOVERNMENT AGENCY — 70.3%†

U.S. Treasury — 30.4%

U.S. Treasury Bill 4.948% 3/22/07	$20,000,000	$19,785,555

Government Agency — 39.9%

Federal Home Loan Bank Discount Note 5.192% 1/03/07	10,000,000	9,997,192
Federal Home Loan Bank Discount Note 5.269% 1/31/07	16,000,000	15,931,333

		25,928,525

Total U.S. Treasury and Government Agency		45,714,080

SHORT-TERM SECURITIES — 29.4%

Wells Fargo Advantage 100% Treasury Money Market Fund 4.6%(a)	4,058,477	4,058,477
Milestone Treasury Obligations Portfolio 5.1%(a)	15,031,742	15,031,742

Total Short-Term Securities		19,090,219

Total Investments in Securities (Cost $64,804,299)		64,804,299
Other Assets Less Other Liabilities — 0.3%		213,390

Net Assets — 100%		$65,017,689

Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2006.

Note to Schedules of Investments (Unaudited):

Valuation of Investments

Weitz Equity Funds, Balanced Fund and Short-Intermediate Income Fund

Investments are carried at value determined using the following valuation methods:

•      Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the Nasdaq exchange are valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•      Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

• Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•      The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•      The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•      The value of securities for which market quotations are not readily available or are deemed to be unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Government Money Market Fund. The cost of investments for Federal income tax purposes for the Value, Partners Value, Hickory, Partners III, Balanced and Short-Intermediate Income Funds is $2,338,530,160, $1,521,004,994, $328,229,866, $250,898,292, $76,211,829 and $126,786,921, respectively.

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Hickory	Partners III	Balanced	Short-Intermediate Income

Appreciation	$821,466,476	$508,383,721	$64,229,503	$73,527,012	$8,052,233	$283,547
Depreciation	(15,725,586)	(4,204,731)	(5,304,835)	(4,657,484)	(508,972)	(2,074,792)

Net	$805,740,890	$504,178,990	$58,924,668	$68,869,528	$7,543,261	$(1,791,245)

Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at December 31, 2006, include the following:

	Acquisition Date	Value	Partners Value	Hickory	Partners III

Adelphia Communications Corp. CL A	7/25/02	$494,900	$300,300	$—	$—
CBRE Realty Finance, Inc.	6/02/05	20,250,000	—	6,750,000	—
Continental Resources	1/28/87	—	—	—	43,750
Convera Corp.	2/23/06	—	—	2,775,000	2,250,000
Intelligent Systems Corp.	12/03/91	—	—	—	1,934,546
Lynch Interactive Corp.	9/09/96	—	—	2,620,390	—

Total cost of illiquid and/or restricted securities		$20,744,900	$300,300	$12,145,390	$4,228,296

Value		$21,243,850	$23,100	$11,883,300	$4,345,885

Percent of net assets		0.7%	0.0%	3.1%	1.4%

Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Value

Name of Issuer	Number of Shares Held March 31, 2006	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2006	Value Dec. 31, 2006	Dividend Income	Realized Gains/(Losses)

CBRE Realty Finance, Inc.*	1,350,000	—	—	1,350,000	$21,208,500	$1,107,000	$—
Redwood Trust, Inc.	2,250,000	80,000	—	2,330,000	135,326,400	11,883,000	—

Totals					$156,534,900	$12,990,000	$—

Partners Value

Name of Issuer	Number of Shares Held March 31, 2006	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2006	Value Dec. 31, 2006	Dividend Income	Realized Gains/(Losses)

Daily Journal Corp.	116,000	—	—	116,000	$4,928,144	$—	$—

Partners III

Name of Issuer	Number of Shares Held March 31, 2006	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2006	Value Dec. 31, 2006	Dividend Income	Realized Gains/(Losses)

Intelligent Systems Corp.	883,999	—	—	883,999	$2,828,885	$—	$—

* Company was considered a non-controlled affiliate at March 31, 2006, but as of December 31, 2006, they are no longer a non-controlled affiliate.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Wallace R. Weitz
Wallace R. Weitz

President (Principal Executive Officer)

Date:	January 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth R. Stoll
Kenneth R. Stoll

Principal Financial Officer

Date:	January 30, 2007